Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Fee revenue, net	$ 121,904	$ 13,494
Cost of revenue	101,580
Gross profit	20,324	13,494
Operating expenses:
Salaries and management fees	510,226	126,227
Commissions and marketing	6,427	9,651
Rent	16,694	21,174
Travel and entertainment	22,830	11,124
Transfer agent and filing fees	11,148
Professional and consulting fees	74,911	11,400
Software development and internet expenses	28,873	4,000
Other general and administrative	24,262	9,776
Total operating expenses	695,371	193,352
Operating loss	(675,047)	(179,858)
Other income (expense):
Interest expense	(29,737)
Change in fair market value of derivative liabilities	10,000
Total other expense	(19,737)
Net loss	(694,784)	(179,858)
Other Comprehensive gain (loss), net of tax:
Unrealized gain (loss) on marketable securities	114,000	(98,000)
Other comprehensive gain (loss)	114,000	(98,000)
Comprehensive loss	$ (580,784)	$ (277,858)
Net loss per share	$ (0.05)	$ (0.06)
Weighted average number of common shares outstanding Basic and diluted	15,195,723	3,179,638